Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Transactions with SUN Corporation

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Revenues	3,586	3,678	1,865
Balances with SUN Corporation

	December 31, 2022	December 31, 2021
Trade receivables	122	214